Derivative Liabilities - Assumptions Used to Calculate Fair Value (Detail) - $ / shares						3 Months Ended
		Feb. 24, 2016	Dec. 31, 2015	Dec. 30, 2015		Mar. 31, 2016		Mar. 31, 2015
Series D Warrant
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Expected dividend yield				0.00%
Series D Warrant | Subordination Warrants
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date						$ 7.17
Conversion price / Exercise price			$ 64.75			$ 5.60	[1]
Risk free interest rate			1.80%			1.21%	[2]
Contractual Term			5 years 6 months			5 years 3 months
Expected volatility			215.00%			230.00%	[3]
Expected dividend yield						0.00%
Series D Warrant | Subordination Warrants | Maximum
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date			$ 38.50
Series D Warrant | Subordination Warrants | Minimum
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date			$ 32.90
Series E Warrants
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date		$ 6.82				$ 7.17
Conversion price / Exercise price	[4]	$ 8.75				$ 8.75
Risk free interest rate	[2]	2.73%				2.75%
Contractual Term		6 years 4 days				5 years 10 months 28 days
Expected volatility	[3]	225.00%				230.00%
Expected dividend yield						0.00%	[5]	0.00%
Convertible Notes Payable
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date						$ 7.17
Conversion price / Exercise price	[6]					$ 4.05
Risk free interest rate				0.86%	[7]	0.59%	[8]
Contractual Term				1 year 3 months 29 days		1 year 29 days
Expected volatility	[3]			215.00%		251.00%
Expected dividend yield				0.00%		0.00%
Expected probability of shareholder approval	[9]			85.00%
Convertible Notes Payable | Maximum
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date				$ 38.5
Conversion price / Exercise price	[10]			35.05
Convertible Notes Payable | Minimum
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date				32.9
Conversion price / Exercise price	[10]			$ 30.45

[1]	The exercise price of the Series D and Subordination Warrants as defined in the warrant agreement
[2]	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
[3]	The volatility factor was estimated by using the historical volatilities of the Company's trading history.
[4]	The exercise price of the Series E Warrants as defined in the warrant agreement.
[5]	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
[6]	The conversion price of the convertible notes was calculated based on the formula in the Notes agreement as of the respective measurement date
[7]	The risk-free interest rate was determined by management using the 1.5-year Treasury Bill as of the respective measurement date.
[8]	The risk-free interest rate was determined by management using the 1-year Treasury Bill as of the respective measurement date.
[9]	Management has estimated a probability of 85% that shareholder approval will be obtained for the removal of the 19.9% conversion cap. This is based on past shareholder voting history and discussions with current shareholders and consultants.
[10]	The conversion price of the convertible notes was calculated based the formula in the Notes agreement as of the respective measurement date